Business Combinations - Additional Information (Details)						5 Months Ended	12 Months Ended
	May 08, 2020	Sep. 23, 2019 USD ($)	May 28, 2019 USD ($)	Apr. 03, 2019 USD ($)	Jan. 04, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Feb. 05, 2020 USD ($)	Aug. 02, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure Of Business Combinations [Line Items]
Deferred tax						$ 5,324,000	$ 13,556,000	$ 5,324,000						$ 745,000
Goodwill						341,067,000	356,521,000	341,067,000
Stadium Goods
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired					100.00%
Total consideration including amount transferrable in the future					$ 230,900,000
Cash consideration					150,200,000
Value of ordinary shares issued or issuable					80,700,000
Share consideration that does not satisfy IFRS 3 definition of consideration					$ 52,100,000
Service condition term					4 years
Total consideration transferred					$ 178,800,000
Ordinary shares issued					28,600,000
Deferred tax					0		0
Acquisition-related costs								4,000,000
Carrying amount of intangible assets					2,049,000
Goodwill					73,653,000
Stadium Goods | Merger Reserve
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								1,500,000
Stadium Goods | Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								2,500,000
Stadium Goods | In accordance with IFRS 3
Disclosure Of Business Combinations [Line Items]
Cash consideration					150,200,000
Total consideration transferred					178,800,000
Ordinary shares issued					$ 28,600,000
Toplife
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired			100.00%
Cash consideration			$ 48,503,000
Total consideration transferred			48,503,000
Acquisition-related costs								700,000
Cash or cash equivalents acquired			$ 0
Goodwill											$ 40,902,000
Toplife | Level 1 Access
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets			4 years
Carrying amount of intangible assets									$ 5,800,000
Curiosity China
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired				78.00%
Cash consideration				$ 9,000,000
Total consideration transferred				$ 9,000,000
Acquisition-related costs								400,000
Percentage of outstanding shares, that was not initially acquired				22.00%
Call option liabilities				$ 4,300,000
Revaluation loss of present value of call option							900,000	1,600,000
Carrying value related to remaining non-controlling interest classified as put and call option liability and trade and other payable						5,900,000	6,900,000	5,900,000
Goodwill				$ 3,039,000		3,039,000	$ 3,039,000	3,039,000
Curiosity China | Farfetch China (HK Holdings) Limited
Disclosure Of Business Combinations [Line Items]
Percentage of outstanding shares transferred	3.00%
Percentage of non-controlling interest	19.00%			22.00%
Curiosity China | Customer Relationships
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets other than goodwill							10 years
Curiosity China | Backlog
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets other than goodwill							2 years
Curiosity China | Technology
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets other than goodwill							10 years
New Guards
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired													100.00%
Cash consideration													$ 358,910,000
Number of ordinary shares issued or issuable | shares													3,554,855
Value of ordinary shares issued or issuable													$ 345,200,000
Total consideration transferred													708,899,000
Ordinary shares issued													280,705,000
Acquisition-related costs								4,100,000
Carrying amount of intangible assets													1,382,000
Total consideration transferred gross													704,100,000
Goodwill													$ 192,831,000
Revaluation loss of fair value of shares issued as part of consideration paid		$ 21,500,000
Revenue of acquiree since acquisition date						183,000,000
Profit (loss) of acquiree since acquisition date						$ 23,100,000
New Guards | Merger Reserve
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								2,000,000
New Guards | Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs								$ 2,100,000
Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired												70.00%
Cash consideration												$ 12,142,000
Total consideration transferred												12,142,000
Acquisition-related costs							$ 700,000
Carrying amount of intangible assets												127,000
Goodwill												$ 10,674,000
Class A Ordinary Shares | Stadium Goods
Disclosure Of Business Combinations [Line Items]
Number of ordinary shares issued or issuable | shares					4,641,554
Class A Ordinary Shares | New Guards
Disclosure Of Business Combinations [Line Items]
Number of ordinary shares issued or issuable | shares										181,870			17,710,526
Value of ordinary shares issued or issuable										$ 4,800,000
Goodwill										$ 4,800,000